9. Trade receivables	12 Months Ended
Dec. 31, 2018
Trade Receivables
Trade receivables

(a)      Financial position balances

	December 31, 2018	December 31, 2017
Private sector:
General and special customers (i) (ii)	1,372,667	1,248,979
Agreements (iii)	347,679	320,032

	1,720,346	1,569,011
Government entities:
Municipal	575,733	532,320
Federal	3,876	3,547
Agreements (iii)	274,906	285,614

	854,515	821,481
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	3,056	2,670
São Caetano do Sul	2,869	2,604

Total wholesale customers – Municipal governments	5,925	5,274

Unbilled supply	571,072	560,712

Subtotal	3,151,858	2,956,478
Allowance for doubtful accounts	(1,099,442)	(1,067,973)

Total	2,052,416	1,888,505

Current	1,843,333	1,672,595
Noncurrent	209,083	215,910

	2,052,416	1,888,505

(i)    General customers - residential and small and mid-sized companies

(ii)  Special customers - large consumers, commercial, industries, condominiums and special billing consumers (fixed demand agreements, industrial waste, wells, etc.).

(iii) Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements.

Wholesale customers – Municipal governments: (iv)
Guarulhos (*)	-	760,598
Mauá	601,910	530,830
Mogi das Cruzes	3,056	2,670
Santo André	1,164,399	1,048,832
São Caetano do Sul	2,869	2,604
Diadema	222,671	222,671

Total wholesale customers – Municipal governments	1,994,905	2,568,205

(iv) Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers. Some of these municipalities are questioning in court the tariffs charged by SABESP. The Company has not recognized revenue nor receivables from these municipalities according to the IFRS 15/IFRS 9, since it does not consider that it will be probable that it will collect the consideration to which it is entitled in exchange for the services transferred to the municipalities.

(*) Agreement with the municipality of Guarulhos

On December 12, 2018, an Agreement for debt payment and receipt was entered into by the municipality of Guarulhos (“Guarulhos”), the Guarulhos Autonomous Water and Sewage Service (SAAE) and SABESP, in order to settle SAAE’s existing debt through the transfer of sanitation services to SABESP for a period of 40 years.

On December 12, 2018, the São Paulo State, the city of Guarulhos and SABESP, with intervention of SAAE, signed a Public Utility Service Agreement to Provide Water Supply and Sewage Services in the municipality of Guarulhos, through which the São Paulo State and the municipality of Guarulhos granted SABESP the right to provide services for a period of 40 years.

Due to the signature of the service agreement, the amount due by SAAE, recorded as revenue loss, totaling R$ 928,014, was recognized as revenue, reducing losses in receivables. As a result, the balance of receivables was used to pay for the transfer of sanitation services for a 40-year period, incorporated into intangible assets.

Due to the service transfer, the Company paid R$ 50,000 to settle administrative costs and terminate the services provided by SAAE. It also allocated R$ 150,000 to be transferred in five annual statements, adjusted by the IPCA index published by the Brazilian Institute of Geography and Statistics (IBGE); the first installment was paid in 2018 and the others will be paid from January 2020 to January 2023. The amounts must be allocated to sanitation initiatives. The total amount of R$ 200,000 was adjusted to present value and registered in intangible assets by crediting current and noncurrent liabilities, in the amounts of R$ 80,000 and R$ 98,301, respectively.

From the sixth year after the signature of the agreement, four percent (4%) of gross revenue received by SABESP from the municipality of Guarulhos, less Cofins/Pasep, ARSESP’s Regulation, Control and Oversight Fee (TRCF) and other taxes/fees levied on revenue will be invested in environmental sanitation, housing, drainage and other urban infrastructure projects of the municipality of Guarulhos.

Credits in court, in the form of Court-Order Debt Security, will be held as collateral of compliance with the Settlement Agreement. The payment of said Court-Order Debt Security held in court will be suspended for the period in which the Agreement remains in effect.

The collateral amount will be progressively reduced according to the following rules:

·	The collateral amount will not be reduced until the fifth (5th) anniversary of the Agreement signature date;
·	From the fifth (5th) to the fifteenth (15th) anniversary of the Agreement signature date, Credits 1 and 2 will be reduced by an amount equivalent to 1/120 per complete month;
·	From the fifteenth (15th) to the twenty-third (23rd) anniversary of the Agreement signature date, Credits 3 and 4will be reduced by an amount equivalent to 1/96 per complete month;
·	From the twenty-third (23rd) to the fortieth (40th) anniversary of the Agreement signature date, Credit 5 will be reduced by an amount equivalent to 1/204 per complete month.

(b)      The aging of trade receivables is as follows

	December 31, 2018	December 31, 2017

Current	1,449,927	1,434,097
Past-due:
Up to 30 days	330,310	287,173
From 31 to 60 days	145,153	100,383
From 61 to 90 days	83,679	56,386
From 91 to 120 days	54,486	34,685
From 121 to 180 days	89,740	70,609
From 181 to 360 days	44,856	47,241
Over 360 days	953,707	925,904

Total past-due	1,701,931	1,522,381

Total	3,151,858	2,956,478

The decrease in the overdue balance was mainly due to wholesale receivables from the municipality of Guarulhos, as a result of the agreement signed in December 2018.

(c)      Allowance for doubtful accounts

	December 31, 2018	December 31, 2017	December 31, 2016

Balance at beginning of the year	1,067,973	1,068,747	977,758
Private sector /government entities	61,315	75,973	144,217
Recoveries	(29,846)	(76,747)	(25,272)

Net additions for the year	31,469	(774)	118,945

Write-offs of accounts receivable during the year	-	-	(27,956)

Balance at the end of the year	1,099,442	1,067,973	1,068,747

Reconciliation of estimated/historical losses of income	December 31, 2018	December 31, 2017	December 31, 2016

Write-offs	(184,555)	(171,729)	(177,492)
(Losses)/reversal with state entities - related parties	1,294	21,510	(7,292)
(Losses) with private sector / government entities	(61,315)	(75,973)	(144,217)
(Losses)/reversal with wholesale customers	(29,458)	9,781	(2,596)
Recoveries	107,307	133,730	241,109

Amount recorded as bad debt expense, net of recoveries	(166,727)	(82,681)	(90,488)

Losses from wholesale customers  related to the municipalities of Santo André and Mauá, totalling R$116,250 and R$71,606, respectively, were recorded as revenue reduction in 2018 (R$104,082 and R$64,070, respectively, in 2017). Additionally, a revenue was recorded in the amount of R$716,981 in the same account, related to the municipality of Guarulhos. Accordingly, as a result of these transactions, a revenue with wholesale services was recorded amounting to R$529,125, in 2018 (R$203,496 was recorded in 2017 as revenue reduction).

The Company does not have customers representing 10% or more of its total revenues.